Employee benefit plans - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension plans
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	2.65%	3.65%	3.05%
Weighted average rate of compensation increases	2.30%	2.50%	2.50%
Weighted average expected long-term rate of return on plan assets	4.60%	5.00%	4.70%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	1.90%	2.65%	3.65%
Weighted average rate of compensation increases	2.20%	2.30%	2.50%
Post-retirement healthcare plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.38%	4.40%	3.73%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	2.53%	3.38%	4.40%
Post-retirement healthcare plan | Maximum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	7.30%	7.50%	7.70%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	7.20%	7.30%	7.50%
Post-retirement healthcare plan | Minimum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%